Trade and other receivables and deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade and other receivables and deposits

12.	Trade and other receivables and deposits

	(Unaudited) June 30, 2025	(Audited) December 31, 2024
	S$	S$

Trade receivables	38,665	43,449
Less: allowance for expected credit losses	(4,503)	(4,357)

Total trade receivables	34,162	39,092

Other receivables and deposits
Prepayments	142,513	24,992
Deposits	5,520	18,654
Goods and services tax (“GST”) receivables	39,581	23,716
Other receivables	-	20,593

Total other receivables and deposits	187,614	87,955

Total trade and other receivables and deposits	221,776	127,047

The movement in allowance for expected credit losses of receivables computed based on lifetime and 12-month ECL was as follows:

	(Unaudited) June 30, 2025	(Audited) December 31, 2024
	S$	S$

Balance at beginning of the period	4,357	26,049
Impairment losses recognized during the period/year	1,277	-
Reversal of impairment losses during the year	-	(2,110)
Amounts written off during the period/year	(1,131)	(19,582)

Balance at end of the period	4,503	4,357

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-months ended June 30, 2025

(in Singapore Dollars)

12.	Trade and other receivables and deposits (continued)

Ageing Receivables

For trade receivables, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime expected credit loss. The Group determines the allowance for expected credit loss by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions.

In determining the expected credit loss for each category of trade receivables and contract assets, historical default rates and the past due status of these receivables, the Company’s methodology is consistent with IFRS 9. When evaluating the historical past due status, the Company considers the time value of money impact on the number of days of delay in payment in the calculation of expected credit loss allowance. If there is any evidence that the debts are credit-impaired, the Company adjusts the default rate to 100% in the calculation of expected credit loss allowance.

The following table provides information on the exposure to credit risk for trade receivables and contract assets which are assessed based on the provision matrix as at June 30, 2025, within lifetime expected credit loss (not credit impaired). Credit-impaired debtors with gross carrying amounts of $19,582 as at December 31, 2024 was assessed individually and 100% allowance for expected credit loss was made in respect of these balances was also disclosed below. No balance was assessed as credit-impaired debtors as at June 30, 2025. For the expected credit loss for the remaining trade receivables that are not considered as credit-impaired as at June 30, 2025, in the opinion of the directors of the Company, no allowance for expected credit loss was provided for these balances as the amount due was considered immaterial (2024: Nil) and all the remaining trade receivables and contract assets balances were subsequently settled.

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
	%	S$	S$
June 30, 2025
Current (not past due)	0%	545	-
1-30 days past due	0%	3,536	-
31-60 days past due	0%	5,789	-
61-90 days past due	0%	303	-
More than 90 days past due	16%	28,492	4,503

		38,665	4,503

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
	%	S$	S$
December 31, 2024
Current (not past due)	0%	8,277	-
1-30 days past due	0%	15,834	-
31-60 days past due	0%	824	-
More than 90 days past due	24%	18,514	4,357

		43,449	4,357

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-month ended June 30, 2025

(in Singapore Dollars)

12.	Trade and other receivables

	2024	2023
	S$	S$

Trade receivables	43,449	253,461
Less: allowance for expected credit losses	(4,357)	(26,049)

Total trade receivables	39,092	227,412

Other receivables
Prepayments	24,992	32,944
Deposits	18,654	63,066
Goods and services tax (“GST”) receivables	23,716	69,795
Other receivables	20,593	45,230

Total other receivables	87,955	211,035

Total trade and other receivables	127,047	438,447

Details of impairment assessment of trade and other receivables are set out in Note 21(a).